PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Accumulated depreciation		$ (1,833)	$ (55,538)
Property, Plant and Equipment, net	$ 49,752	47,285	20,340
Depreciable property, plant and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		34,355	73,108
Property, Plant and Equipment, net		32,522	17,570
Machinery, equipment and other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		14,108	49,901
Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		20,247	23,207
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		9,670	1,908
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 5,093	$ 862